Note 20 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short term bank deposits (i)	[1]	R$ 5,992.8	R$ 4,688.5
Current bank accounts		4,875.7	5,077.1
Cash		595.0	588.9
Cash and cash equivalents		11,463.5	10,354.5
Bank overdrafts			(1.8)
Cash and cash equivalents less bank overdraft	[2]	R$ 11,463.5	R$ 10,352.7	R$ 7,876.8	R$ 13,617.7

[1]	The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.
[2]	Net of bank overdrafts.